Average Annual Total Returns{- Fidelity® Long-Term Treasury Bond Index Fund} - 02.28 Fidelity Treasury Bond Index Funds Combo Pro-07 - Fidelity® Long-Term Treasury Bond Index Fund	Fidelity Long-Term Treasury Bond Index Fund Return Before Taxes Past 1 year	Fidelity Long-Term Treasury Bond Index Fund Return Before Taxes Past 5 years	Fidelity Long-Term Treasury Bond Index Fund Return Before Taxes Since Inception	Fidelity Long-Term Treasury Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Long-Term Treasury Bond Index Fund After Taxes on Distributions Past 5 years	Fidelity Long-Term Treasury Bond Index Fund After Taxes on Distributions Since Inception	Fidelity Long-Term Treasury Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Long-Term Treasury Bond Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Long-Term Treasury Bond Index Fund After Taxes on Distributions and Sales Since Inception	LB010 Past 1 year	LB010 Past 5 years	LB010 Since Inception
Total	(4.86%)	6.46%	4.41%	(5.83%)	5.21%	3.15%	(2.77%)	4.52%	2.87%	(4.65%)	6.54%	4.51%